UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stratix Asset Management, LP

Address:  280 Park Avenue, 24th Floor
          New York, New York


13F File Number: 028-11260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Grinacoff
Title:  Chief Financial Officer
Phone:  212-878-8980


Signature, Place and Date of Signing:
/s/ Ed Grinacoff               New York, New York             August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:  $147,438
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name
--------------------                    ----

(1) 028-12014                           The Stratix Master Fund

                                                     FORM 13F INFORMATION TABLE

                                                    Stratix Asset Management, LP
                                                           June 30, 2007
COLUMN 1                          COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COL 7        COLUMN 8

NAME OF ISSUER                    TITLE OF CLASS   CUSIP       VALUE   SH/       SH/ PUT/  INVESTMENT     OTHR     VOTING AUTHORITY
                                                              (X1000)  PRN AMT   PR  CALL  DISCRETION     MNGR  SOLE   SHARED  NONE
AU OPTRONICS CORP                  SPONSORED ADR   002255107     816      47,468 SH        SHARED-DEFINED  (1)          47,468
ADOBE SYS INC                           COM        00724F101   1,967      49,000 SH        SHARED-DEFINED  (1)          49,000
ADOBE SYS INC                           COM        00724F101     183         600 SH  CALL  SHARED-DEFINED  (1)             600
ADOBE SYS INC                           COM        00724F101   1,184       1,850 SH  CALL  SHARED-DEFINED  (1)           1,850
ADVANCED MICRO DEVICES INC              COM        007903107     478      33,400 SH        SHARED-DEFINED  (1)          33,400
ADVANCED MICRO DEVICES INC              COM        007903107     119       1,500 SH  CALL  SHARED-DEFINED  (1)           1,500
AMERICAN EAGLE OUTFITTERS INC NE        COM        02553E106     642      25,000 SH        SHARED-DEFINED  (1)          25,000
ARCHELOR MITTAL                   NY REG SH CL A   03937E101     318         400 SH   PUT  SHARED-DEFINED  (1)             400
AVAYA INC                               COM        053499109     421      25,000 SH        SHARED-DEFINED  (1)          25,000
BEA SYS INC                             COM        073325102   1,574     115,000 SH        SHARED-DEFINED  (1)         115,000
BROADCOM CORP                          CL A        111320107      94       3,200 SH        SHARED-DEFINED  (1)           3,200
BROADCOM CORP                          CL A        111320107     116         300 SH  CALL  SHARED-DEFINED  (1)             300
BUSINESS OBJECTS S A               SPONSORED ADR   12328X107     377       9,700 SH        SHARED-DEFINED  (1)           9,700
CADENCE DESIGN SYSTEM INC               COM        127387108     560      25,500 SH        SHARED-DEFINED  (1)          25,500
CHILDRENS PL RETAIL STORES I            COM        168905107   1,549      30,000 SH        SHARED-DEFINED  (1)          30,000
CITADEL BROADCASTING CORP               COM        17285T106   1,337     207,247 SH        SHARED-DEFINED  (1)         207,247
COGNOS INC                              COM        19244C109   8,165     205,668 SH        SHARED-DEFINED  (1)         205,668
COGNOS INC                              COM        19244C109       7          40 SH  CALL  SHARED-DEFINED  (1)              40
CORNING INC                             COM        219350105   2,351      92,000 SH        SHARED-DEFINED  (1)          92,000
CORNING INC                             COM        219350105   1,380       4,000 SH  CALL  SHARED-DEFINED  (1)           4,000
DEERE & CO                              COM        244199105     344         550 SH  PUT   SHARED-DEFINED  (1)             550
DELCATH SYS INC                         COM        24661P104     674     150,000 SH        SHARED-DEFINED  (1)         150,000
DELL INC                                COM        24702R101      95         250 SH  CALL  SHARED-DEFINED  (1)             250
E M C CORP MASS                         COM        268648102   1,629      90,000 SH        SHARED-DEFINED  (1)          90,000
EBAY INC                                COM        278642103   1,126      35,000 SH        SHARED-DEFINED  (1)          35,000
EXAR CORP                               COM        300645108     938      70,000 SH        SHARED-DEFINED  (1)          70,000
FAIRCHILD SEMICONDUCTOR INTL            COM        303726103   1,063      55,000 SH        SHARED-DEFINED  (1)          55,000
FOCUS MEDIA HLDG LTD               SPONSORED ADR   34415V109   1,010      20,000 SH        SHARED-DEFINED  (1)          20,000
FOUNDRY NETWORKS INC                    COM        35063R100   1,166      70,000 SH        SHARED-DEFINED  (1)          70,000
GMARKET INC                          SPON ADR      38012G100      97       5,000 SH        SHARED-DEFINED  (1)           5,000
HEWLETT PACKARD CO                      COM        428236103   8,411     188,500 SH        SHARED-DEFINED  (1)         188,500
IAC INTERACTIVECORP                   COM NEW      44919P300   3,894     112,500 SH        SHARED-DEFINED  (1)         112,500
LG PHILIPS LCD CO LTD              SPONS ADR REP   50186V102     362      16,000 SH        SHARED-DEFINED  (1)          16,000
LSI CORPORATION                         COM        502161102   6,797     905,000 SH        SHARED-DEFINED  (1)         905,000
MAXIM INTEGRATED PRODS INC              COM        57772K101     334      10,000 SH        SHARED-DEFINED  (1)          10,000
MICROTUNE INC DEL                       COM        59514P109     628     120,000 SH        SHARED-DEFINED  (1)         120,000
MIRANT CORP NEW                         COM        60467R100     171       4,000 SH        SHARED-DEFINED  (1)           4,000
MONSTER WORLDWIDE INC                   COM        611742107   3,600      87,600 SH        SHARED-DEFINED  (1)          87,600
MOTOROLA INC                            COM        620076109  64,340   3,635,012 SH        SHARED-DEFINED  (1)       3,635,012
MOTOROLA INC                            COM        620076109   5,233      11,500 SH  CALL  SHARED-DEFINED  (1)          11,500
NATIONAL SEMICONDUCTOR CORP             COM        637640103   1,555      55,000 SH        SHARED-DEFINED  (1)          55,000
NUCOR CORP                              COM        670346105   1,390      23,700 SH        SHARED-DEFINED  (1)          23,700
ON SEMICONDUCTOR CORP                   COM        682189105   2,996     279,500 SH        SHARED-DEFINED  (1)         279,500
RAMBUS INC DEL                          COM        750917106     180      10,000 SH        SHARED-DEFINED  (1)          10,000
RUSS BERRIE & CO                        COM        782233100   3,726     200,000 SH        SHARED-DEFINED  (1)         200,000
SANDISK CORP                            COM        80004C101     661      13,500 SH        SHARED-DEFINED  (1)          13,500
SANDISK CORP                            COM        80004C101     566         625 SH  CALL  SHARED-DEFINED  (1)             625
SUPERTEX INC                            COM        868532102     157       5,000 SH        SHARED-DEFINED  (1)           5,000
TELLABS INC                             COM        879664100     323      30,000 SH        SHARED-DEFINED  (1)          30,000
TRIDENT MICROSYSTEMS INC                COM        895919108     587      32,000 SH        SHARED-DEFINED  (1)          32,000
WACHOVIA CORP NEW                       COM        929903102     513      10,000 SH        SHARED-DEFINED  (1)          10,000
WHOLE FOODS MKT INC                     COM        966837106   1,341      35,000 SH        SHARED-DEFINED  (1)          35,000
YAHOO INC                               COM        984332106   7,187     264,900 SH        SHARED-DEFINED  (1)         264,900
MARVELL TECHNOLOGY GROUP LTD            ORD        G5876H105     646      35,500 SH        SHARED-DEFINED  (1)          35,500

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